Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001804792
Registrant Name	ARES STRATEGIC MINING INC.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES